UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

November 30, 2014

1.841407.108

MBSCEN-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 90.2%
	Principal Amount	Value
Fannie Mae - 52.8%
1.75% 10/1/34 (c)	$ 7,543	$ 7,828
1.85% 10/1/33 (c)	7,201	7,545
1.88% 1/1/35 (c)	622,984	654,440
1.88% 1/1/35 (c)	10,042	10,548
1.885% 2/1/33 (c)	4,069	4,240
1.91% 12/1/34 (c)	120,070	126,265
1.91% 3/1/35 (c)	74,709	78,099
1.93% 10/1/33 (c)	44,294	46,275
1.94% 7/1/35 (c)	38,088	39,866
2.05% 3/1/35 (c)	9,626	9,922
2.053% 6/1/36 (c)	83,648	89,634
2.07% 4/1/37 (c)	224,334	238,508
2.094% 5/1/36 (c)	335,439	352,129
2.099% 1/1/35 (c)	466,706	496,387
2.105% 7/1/34 (c)	66,544	70,647
2.115% 12/1/34 (c)	29,872	31,752
2.125% 9/1/36 (c)	187,644	200,011
2.141% 9/1/36 (c)	144,638	154,124
2.19% 3/1/37 (c)	46,613	49,562
2.22% 5/1/35 (c)	535,191	574,159
2.242% 3/1/33 (c)	219,399	232,064
2.288% 11/1/36 (c)	211,370	225,658
2.333% 3/1/35 (c)	138,241	147,053
2.335% 9/1/35 (c)	234,729	251,826
2.353% 7/1/35 (c)	254,364	270,852
2.369% 6/1/47 (c)	265,244	284,557
2.372% 5/1/36 (c)	397,095	424,789
2.395% 6/1/36 (c)	822,988	882,911
2.421% 10/1/33 (c)	216,117	231,853
2.5% 5/1/27 to 8/1/43	95,681,695	96,652,840
2.53% 9/1/37 (c)	57,132	61,292
2.542% 6/1/42 (c)	754,247	780,842
2.544% 11/1/43 (c)	9,877,473	10,214,073
2.573% 7/1/34 (c)	479,772	513,409
2.693% 2/1/42 (c)	3,451,245	3,591,439
2.768% 1/1/42 (c)	3,215,133	3,350,514
2.947% 7/1/43 (c)	16,785,600	17,534,431
2.96% 11/1/40 (c)	435,175	457,144
2.981% 8/1/41 (c)	3,281,738	3,436,680
2.982% 9/1/41 (c)	499,594	523,921
3% 12/1/29 (a)	38,700,000	40,302,420
3% 4/1/32 to 3/1/44	521,533,140	528,220,581
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 12/1/44 (a)	$ 4,800,000	$ 4,852,500
3.059% 10/1/41 (c)	258,148	271,190
3.165% 3/1/42 (c)	20,558,047	21,639,658
3.236% 7/1/41 (c)	821,013	866,825
3.325% 10/1/41 (c)	402,122	422,161
3.328% 3/1/40 (c)	1,016,772	1,061,624
3.374% 9/1/41 (c)	790,178	829,491
3.462% 12/1/39 (c)	727,008	760,487
3.473% 12/1/40 (c)	32,821,521	34,866,351
3.5% 4/1/24 to 7/1/44	327,176,797	342,901,244
3.5% 12/1/29 (a)	10,000,000	10,592,188
3.5% 12/1/44 (a)	17,700,000	18,449,485
3.5% 12/1/44 (a)	13,000,000	13,550,469
3.5% 12/1/44 (a)	44,200,000	46,071,596
3.5% 12/1/44 (a)	46,300,000	48,260,518
3.5% 12/1/44 (a)	6,000,000	6,254,063
3.556% 7/1/41 (c)	827,951	877,644
4% 9/1/24 to 1/1/44	333,796,437	357,560,656
4% 1/1/41	201,665	215,734
4% 12/1/44 (a)	13,300,000	14,202,945
4% 12/1/44 (a)	12,900,000	13,775,789
4% 12/1/44 (a)	64,900,000	69,306,100
4% 12/1/44 (a)	41,500,000	44,317,460
4% 12/1/44 (a)	5,700,000	6,086,976
4% 12/1/44 (a)	30,000,000	32,036,718
4.5% 4/1/21 to 5/1/44	141,001,634	153,595,032
4.5% 12/1/44 (a)	6,500,000	7,064,688
4.5% 12/1/44 (a)	14,300,000	15,542,313
5% 3/1/18 to 8/1/41	3,502,882	3,809,648
5.179% 7/1/37 (c)	70,278	75,856
5.5% 12/1/17 to 9/1/41	69,858,165	78,226,932
5.565% 8/1/46 (c)	65,376	70,136
6% 2/1/17 to 1/1/42	37,706,049	42,749,569
6.5% 1/1/15 to 4/1/37	5,690,701	6,418,915
7% 3/1/15 to 7/1/37	3,680,256	4,275,599
7.5% 10/1/15 to 2/1/32	1,507,691	1,780,575
8% 12/1/17 to 3/1/37	28,481	34,343
8.5% 1/1/15 to 7/1/31	12,633	14,707
9.5% 4/1/16 to 2/1/25	46,793	52,014
		2,115,573,289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 17.9%
1.5% 8/1/37 (c)	$ 67,522	$ 69,717
1.82% 3/1/35 (c)	239,746	249,444
1.897% 1/1/36 (c)	171,953	181,769
1.95% 3/1/36 (c)	410,918	434,408
1.95% 3/1/37 (c)	65,269	68,935
1.982% 12/1/35 (c)	503,031	531,418
2.022% 2/1/37 (c)	340,533	360,721
2.05% 6/1/37 (c)	55,994	58,945
2.095% 8/1/37 (c)	170,215	181,995
2.121% 5/1/37 (c)	136,621	146,261
2.124% 11/1/35 (c)	424,935	453,247
2.125% 3/1/36 (c)	522,294	551,100
2.16% 6/1/33 (c)	499,802	526,566
2.345% 10/1/35 (c)	334,222	354,472
2.347% 10/1/36 (c)	717,425	761,212
2.364% 4/1/36 (c)	483,220	518,404
2.375% 5/1/37 (c)	131,451	140,250
2.385% 6/1/37 (c)	59,118	63,424
2.402% 10/1/42 (c)	4,168,475	4,369,348
2.404% 6/1/33 (c)	1,580,214	1,681,214
2.415% 6/1/37 (c)	506,059	542,919
2.418% 4/1/37 (c)	174,630	186,734
2.42% 6/1/36 (c)	129,197	138,461
2.451% 6/1/37 (c)	113,508	121,776
2.538% 3/1/35 (c)	2,311,522	2,475,714
2.545% 7/1/36 (c)	180,190	193,310
2.595% 4/1/37 (c)	15,515	16,645
2.803% 3/1/33 (c)	11,981	12,853
2.825% 12/1/36 (c)	577,966	620,049
3% 8/1/42 to 7/1/43	86,619,831	87,783,389
3.076% 9/1/41 (c)	4,643,821	4,865,933
3.137% 10/1/35 (c)	100,723	108,060
3.239% 4/1/41 (c)	503,373	530,479
3.24% 9/1/41 (c)	500,571	526,568
3.299% 6/1/41 (c)	619,022	651,425
3.299% 7/1/41 (c)	2,391,812	2,515,862
3.476% 5/1/41 (c)	538,950	569,023
3.5% 1/1/41 to 11/1/44 (b)	190,129,954	198,267,623
3.621% 6/1/41 (c)	832,173	882,218
3.707% 5/1/41 (c)	686,923	724,589
4% 4/1/40 to 8/1/44	163,346,797	174,835,696
4.5% 6/1/25 to 8/1/44	89,676,124	98,036,284
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 6/1/20 to 7/1/41	$ 59,094,652	$ 65,721,356
5.136% 4/1/38 (c)	702,185	757,920
5.5% 10/1/17 to 4/1/41	34,024,338	38,105,535
6% 7/1/16 to 12/1/37	6,756,111	7,638,267
6.5% 7/1/15 to 9/1/39	12,883,291	14,702,364
7% 6/1/21 to 9/1/36	3,447,726	4,023,312
7.5% 12/1/14 to 6/1/32	82,077	94,698
8% 7/1/16 to 1/1/37	103,698	125,254
8.5% 5/1/17 to 9/1/29	100,899	120,462
9% 5/1/17 to 10/1/20	561	601
9.5% 5/1/21 to 7/1/21	1,360	1,504
10% 11/15/18 to 8/1/21	538	597
11% 8/1/15 to 9/1/20	1,629	1,688
12% 7/1/15	11	12
12.5% 6/1/19	8	8
		717,602,038
Ginnie Mae - 19.5%
3% 6/20/42 to 8/20/44	18,566,854	19,083,178
3% 12/1/44 (a)	3,600,000	3,694,500
3% 12/1/44 (a)	2,500,000	2,565,625
3% 12/1/44 (a)	1,200,000	1,231,500
3% 12/1/44 (a)	700,000	718,375
3% 12/1/44 (a)	500,000	513,125
3.5% 11/15/40 to 2/15/44	170,415,619	179,220,429
3.5% 12/1/44 (a)	45,900,000	48,216,518
3.5% 12/1/44 (a)	33,900,000	35,610,892
4% 2/15/39 to 8/15/43	120,932,018	130,461,689
4% 12/1/44 (a)	23,300,000	25,005,632
4% 12/1/44 (a)	41,500,000	44,537,929
4.39% 6/20/63 (g)	744,577	816,985
4.5% 6/20/33 to 8/15/41	139,064,820	153,277,514
4.5% 12/1/44 (a)	31,800,000	34,825,967
4.505% 2/20/63 (g)	726,317	797,204
5% 12/15/32 to 9/15/41	61,341,675	68,890,743
5.5% 4/15/29 to 9/15/39	10,109,730	11,437,732
6% 10/15/30 to 5/15/40	10,335,553	11,828,733
6.5% 3/20/31 to 10/15/38	1,028,072	1,194,101
7% 10/15/22 to 3/15/33	3,229,775	3,791,890
7.5% 1/15/17 to 9/15/31	1,513,221	1,766,937
8% 8/15/16 to 11/15/29	558,617	654,313
8.5% 4/15/17 to 1/15/31	82,245	98,943
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
9% 8/15/19 to 1/15/23	$ 5,172	$ 5,859
9.5% 12/15/20 to 2/15/25	2,462	2,796
10.5% 3/20/16 to 1/20/18	7,675	8,321
11% 8/20/15 to 9/20/19	2,657	3,005
		780,260,435
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,539,823,771)		3,613,435,762
Collateralized Mortgage Obligations - 10.4%

U.S. Government Agency - 10.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9553% 2/25/32 (c)	75,002	76,111
Series 2002-39 Class FD, 1.153% 3/18/32 (c)	115,947	118,235
Series 2002-60 Class FV, 1.1553% 4/25/32 (c)	152,367	155,792
Series 2002-63 Class FN, 1.1553% 10/25/32 (c)	208,409	212,851
Series 2002-7 Class FC, 0.9053% 1/25/32 (c)	80,131	81,879
Series 2002-94 Class FB, 0.5553% 1/25/18 (c)	140,270	140,779
Series 2003-118 Class S, 7.9448% 12/25/33 (c)(d)(f)	2,475,864	581,071
Series 2006-104 Class GI, 6.5248% 11/25/36 (c)(d)(f)	1,796,658	385,866
Series 2006-33 Class CF, 0.4553% 5/25/36 (c)	1,567,134	1,572,267
Series 2007-57 Class FA, 0.3853% 6/25/37 (c)	1,922,545	1,920,629
Series 2008-76 Class EF, 0.6553% 9/25/23 (c)	1,208,236	1,212,670
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	117,487	130,001
Series 1993-207 Class H, 6.5% 11/25/23	1,454,180	1,635,534
Series 1994-23 Class PZ, 6% 2/25/24	3,989,843	4,412,441
Series 1996-28 Class PK, 6.5% 7/25/25	479,433	539,483
Series 1999-17 Class PG, 6% 4/25/29	1,292,967	1,426,742
Series 1999-32 Class PL, 6% 7/25/29	1,127,991	1,247,725
Series 1999-33 Class PK, 6% 7/25/29	655,699	726,855
Series 2001-52 Class YZ, 6.5% 10/25/31	77,990	88,749
Series 2003-28 Class KG, 5.5% 4/25/23	885,143	973,055
Series 2004-21 Class QE, 4.5% 11/25/32	174,012	181,336
Series 2005-102 Class CO, 11/25/35 (e)	665,889	622,194
Series 2005-73 Class SA, 17.1464% 8/25/35 (c)(f)	411,756	502,021
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	907,603
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-105 Class MD, 5.5% 6/25/35	$ 1,278,980	$ 1,317,029
Series 2006-12 Class BO, 10/25/35 (e)	2,902,255	2,738,467
Series 2006-37 Class OW, 5/25/36 (e)	411,941	378,348
Series 2006-45 Class OP, 6/25/36 (e)	912,713	834,313
Series 2006-62 Class KP, 4/25/36 (e)	1,296,101	1,153,596
Series 2011-117 Class PF, 0.5053% 7/25/39 (c)	1,705,906	1,713,714
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	245,422	288,874
Series 1999-25 Class Z, 6% 6/25/29	963,864	1,092,110
Series 2001-20 Class Z, 6% 5/25/31	1,243,761	1,374,651
Series 2001-31 Class ZC, 6.5% 7/25/31	662,981	765,073
Series 2002-16 Class ZD, 6.5% 4/25/32	351,210	407,427
Series 2002-74 Class SV, 7.3948% 11/25/32 (c)(d)	1,467,815	281,448
Series 2002-79 Class Z, 5.5% 11/25/22	1,760,508	1,969,863
Series 2010-50 Class FA, 0.5053% 1/25/24 (c)	165,571	165,588
Series 2012-67 Class AI, 4.5% 7/25/27 (d)	4,733,530	675,780
Series 06-116 Class SG, 6.4848% 12/25/36 (c)(d)(f)	1,235,475	208,236
Series 07-40 Class SE, 6.2848% 5/25/37 (c)(d)(f)	804,864	115,839
Series 1993-165 Class SH, 19.3607% 9/25/23 (c)(f)	58,229	76,549
Series 2003-21 Class SK, 7.9448% 3/25/33 (c)(d)(f)	224,186	52,761
Series 2003-35 Class TQ, 7.3448% 5/25/18 (c)(d)(f)	136,615	11,075
Series 2005-72 Class ZC, 5.5% 8/25/35	6,955,043	7,840,735
Series 2007-57 Class SA, 39.6885% 6/25/37 (c)(f)	575,520	1,107,902
Series 2007-66:
Class FB, 0.5553% 7/25/37 (c)	2,349,115	2,366,822
Class SA, 38.6685% 7/25/37 (c)(f)	871,488	1,771,618
Class SB, 38.6685% 7/25/37 (c)(f)	391,519	750,687
Series 2008-12 Class SG, 6.1948% 3/25/38 (c)(d)(f)	5,365,078	864,701
Series 2009-114 Class AI, 5% 12/25/23 (d)	1,286,158	71,388
Series 2009-16 Class SA, 6.0948% 3/25/24 (c)(d)(f)	936,865	50,570
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	632,508	36,961
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	602,040	48,977
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	894,939	70,393
Series 2010-112 Class SG, 6.2048% 6/25/21 (c)(d)(f)	833,312	72,196
Series 2010-12 Class AI, 5% 12/25/18 (d)	2,484,257	163,553
Series 2010-135 Class LS, 5.8948% 12/25/40 (c)(d)(f)	4,701,232	798,953
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	4,764,091	752,865
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	612,472	39,363
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (d)	$ 1,084,518	$ 67,599
Class HI, 4.5% 10/25/18 (d)	696,538	42,889
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	2,266,169	134,583
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	1,925,217	155,844
Series 2011-39 Class ZA, 6% 11/25/32	3,210,347	3,613,236
Series 2011-67 Class AI, 4% 7/25/26 (d)	1,454,966	168,623
Series 2011-83 Class DI, 6% 9/25/26 (d)	2,453,811	370,745
Series 2012-9 Class CS, 6.3948% 2/25/42 (c)(d)(f)	6,974,850	997,517
Series 2013-N1 Class A, 6.5648% 6/25/35 (c)(d)(f)	3,559,775	646,918
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (d)	403,630	25,402
Class 5, 5.5% 7/25/33 (d)	716,009	129,073
Series 343 Class 16, 5.5% 5/25/34 (d)	572,806	108,356
Series 348 Class 14, 6.5% 8/25/34 (c)(d)	401,824	80,109
Series 351:
Class 12, 5.5% 4/25/34 (c)(d)	277,255	48,086
Class 13, 6% 3/25/34 (d)	367,457	73,849
Series 359 Class 19, 6% 7/25/35 (c)(d)	270,505	57,415
Series 384 Class 6, 5% 7/25/37 (d)	3,504,806	552,277
Freddie Mac:
floater:
Series 2412 Class FK, 0.9547% 1/15/32 (c)	61,074	61,915
Series 2423 Class FA, 1.0547% 3/15/32 (c)	87,935	89,549
Series 2424 Class FM, 1.1547% 3/15/32 (c)	105,559	107,807
Series 2432:
Class FE, 1.0547% 6/15/31 (c)	149,303	152,148
Class FG, 1.0547% 3/15/32 (c)	51,528	52,440
floater planned amortization class Series 3153 Class FX, 0.5047% 5/15/36 (c)	3,254,342	3,267,319
floater target amortization class Series 3366 Class FD, 0.4047% 5/15/37 (c)	3,764,355	3,759,890
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	2,311,906	2,176,991
Series 2095 Class PE, 6% 11/15/28	1,348,264	1,496,499
Series 2101 Class PD, 6% 11/15/28	118,646	131,045
Series 2121 Class MG, 6% 2/15/29	556,458	615,628
Series 2131 Class BG, 6% 3/15/29	3,776,495	4,188,557
Series 2137 Class PG, 6% 3/15/29	579,163	641,074
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2154 Class PT, 6% 5/15/29	$ 878,591	$ 971,444
Series 2162 Class PH, 6% 6/15/29	233,070	257,005
Series 2425 Class JH, 6% 3/15/17	140,720	147,022
Series 2520 Class BE, 6% 11/15/32	1,270,032	1,405,780
Series 2585 Class KS, 7.4453% 3/15/23 (c)(d)(f)	93,571	14,775
Series 2590 Class YR, 5.5% 9/15/32 (d)	517	0
Series 2693 Class MD, 5.5% 10/15/33	3,468,239	3,902,018
Series 2802 Class OB, 6% 5/15/34	2,682,847	3,003,976
Series 2937 Class KC, 4.5% 2/15/20	3,849,000	4,063,563
Series 2962 Class BE, 4.5% 4/15/20	3,678,623	3,913,504
Series 3002 Class NE, 5% 7/15/35	3,197,224	3,559,121
Series 3110 Class OP, 9/15/35 (e)	1,703,097	1,596,996
Series 3119 Class PO, 2/15/36 (e)	2,504,477	2,228,500
Series 3121 Class KO, 3/15/36 (e)	555,907	505,935
Series 3123 Class LO, 3/15/36 (e)	1,569,455	1,393,013
Series 3145 Class GO, 4/15/36 (e)	1,426,833	1,311,330
Series 3189 Class PD, 6% 7/15/36	2,745,136	3,173,915
Series 3225 Class EO, 10/15/36 (e)	991,981	896,421
Series 3258 Class PM, 5.5% 12/15/36	1,488,765	1,680,073
Series 3415 Class PC, 5% 12/15/37	1,455,001	1,572,254
Series 3786 Class HI, 4% 3/15/38 (d)	4,083,490	600,492
Series 3806 Class UP, 4.5% 2/15/41	7,597,995	8,262,989
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,920,754
sequential payer:
Series 2135 Class JE, 6% 3/15/29	258,794	286,085
Series 2274 Class ZM, 6.5% 1/15/31	276,017	318,406
Series 2281 Class ZB, 6% 3/15/30	721,915	795,279
Series 2303 Class ZV, 6% 4/15/31	298,254	330,820
Series 2357 Class ZB, 6.5% 9/15/31	2,119,009	2,467,929
Series 2502 Class ZC, 6% 9/15/32	642,035	714,170
Series 2519 Class ZD, 5.5% 11/15/32	1,241,040	1,358,773
Series 2546 Class MJ, 5.5% 3/15/23	566,465	610,491
Series 2601 Class TB, 5.5% 4/15/23	264,434	295,452
Series 2998 Class LY, 5.5% 7/15/25	690,744	763,734
Series 3859 Class JB, 5% 5/15/41	12,348,490	13,943,106
Series 4302 Class DA, 3% 7/15/39	38,149,341	39,306,869
Series 06-3115 Class SM, 6.4453% 2/15/36 (c)(d)(f)	1,009,931	179,717
Series 2013-4281 Class AI, 4% 12/15/28 (d)	16,359,497	1,938,345
Series 2844:
Class SC, 45.7945% 8/15/24 (c)(f)	35,840	66,213
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2844:
Class SD, 84.4389% 8/15/24 (c)(f)	$ 52,728	$ 132,820
Series 2935 Class ZK, 5.5% 2/15/35	7,688,785	8,835,903
Series 2947 Class XZ, 6% 3/15/35	3,272,528	3,709,618
Series 3055 Class CS, 6.4353% 10/15/35 (c)(d)	1,487,776	207,484
Series 3244 Class SG, 6.5053% 11/15/36 (c)(d)(f)	3,188,848	577,541
Series 3274 Class SM, 6.2753% 2/15/37 (c)(d)	1,744,956	235,495
Series 3284 Class CI, 5.9653% 3/15/37 (c)(d)	7,796,732	1,377,078
Series 3287 Class SD, 6.5953% 3/15/37 (c)(d)(f)	5,072,013	1,085,747
Series 3297 Class BI, 6.6053% 4/15/37 (c)(d)(f)	7,225,329	1,341,710
Series 3336 Class LI, 6.4253% 6/15/37 (c)(d)	2,822,350	436,006
Series 3772 Class BI, 4.5% 10/15/18 (d)	2,592,129	152,583
Series 3949 Class MK, 4.5% 10/15/34	2,641,334	2,873,811
Series 4181 Class LA, 3% 3/15/37	6,845,129	7,108,712
target amortization class Series 2156 Class TC, 6.25% 5/15/29	791,054	876,315
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0547% 2/15/24 (c)	305,460	309,545
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	613,928	679,035
Series 2056 Class Z, 6% 5/15/28	1,034,893	1,145,367
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5353% 6/16/37 (c)(d)(f)	1,405,246	255,401
Series 2010-H03 Class FA, 0.706% 3/20/60 (c)(g)	13,995,551	14,020,869
Series 2010-H17 Class FA, 0.482% 7/20/60 (c)(g)	1,587,577	1,580,069
Series 2010-H18 Class AF, 0.452% 9/20/60 (c)(g)	1,807,292	1,797,475
Series 2010-H19 Class FG, 0.452% 8/20/60 (c)(g)	2,269,496	2,257,638
Series 2010-H27 Series FA, 0.5352% 12/20/60 (c)(g)	3,630,848	3,622,617
Series 2011-H05 Class FA, 0.6552% 12/20/60 (c)(g)	5,973,595	5,991,474
Series 2011-H07 Class FA, 0.6552% 2/20/61 (c)(g)	10,956,005	10,951,699
Series 2011-H12 Class FA, 0.6452% 2/20/61 (c)(g)	14,888,624	14,927,468
Series 2011-H13 Class FA, 0.6552% 4/20/61 (c)(g)	5,783,822	5,801,266
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (c)(g)	6,840,854	6,830,948
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-H14:
Class FC, 0.6552% 5/20/61 (c)(g)	$ 6,149,845	$ 6,141,192
Series 2011-H17 Class FA, 0.6852% 6/20/61 (c)(g)	8,147,138	8,182,139
Series 2011-H21 Class FA, 0.7552% 10/20/61 (c)(g)	9,016,613	9,078,711
Series 2012-H01 Class FA, 0.8552% 11/20/61 (c)(g)	7,541,656	7,625,338
Series 2012-H03 Class FA, 0.8552% 1/20/62 (c)(g)	4,743,099	4,795,780
Series 2012-H06 Class FA, 0.7852% 1/20/62 (c)(g)	7,256,230	7,315,615
Series 2012-H07 Class FA, 0.7852% 3/20/62 (c)(g)	4,463,089	4,498,227
Series 2012-H23 Class WA, 0.672% 10/20/62 (c)(g)	234,020	233,917
Series 2012-H26, Class CA, 0.682% 7/20/60 (c)(g)	16,712,981	16,796,044
Series 2013-H07 Class BA, 0.512% 3/20/63 (c)(g)	267,772	265,852
Series 2014-H03 Class FA, 0.752% 1/20/64 (c)(g)	6,892,116	6,953,959
Series 2014-H05 Class FB, 0.752% 12/20/63 (c)(g)	16,262,099	16,301,877
Series 2014-H11 Class BA, 0.652% 6/20/64 (c)(g)	5,844,909	5,861,187
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,221,966	1,365,426
Series 1997-8 Class PE, 7.5% 5/16/27	508,709	598,781
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	3,121,497	510,239
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,709,846	5,323,756
Series 2004-32 Class GS, 6.3453% 5/16/34 (c)(d)(f)	729,039	146,144
Series 2004-73 Class AL, 7.0453% 8/17/34 (c)(d)(f)	861,320	194,014
Series 2007-35 Class SC, 39.2718% 6/16/37 (c)(f)	62,021	121,794
Series 2010-H10 Class FA, 0.486% 5/20/60 (c)(g)	4,830,002	4,810,310
Series 2012-76 Class GS, 6.5453% 6/16/42 (c)(d)(f)	3,011,505	472,483
Series 2012-97 Class JS, 6.0953% 8/16/42 (c)(d)(f)	9,528,821	1,590,397
Series 2013-124:
Class ES, 8.46% 4/20/39 (c)(f)	6,306,490	7,279,779
Class ST, 8.5933% 8/20/39 (c)(f)	11,846,739	13,917,019
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $410,816,607)		418,551,640
Commercial Mortgage Securities - 2.0%
	Principal Amount	Value
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5053% 4/25/19 (c)	$ 5,144,395	$ 5,147,127
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	42,446,797	43,884,992
Series K034 Class A2, 3.531% 7/25/23	21,113,377	22,578,688
Series K716 Class A2, 3.132% 6/25/21	6,312,731	6,619,587
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $74,648,224)		78,230,394
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $477,102,000)	$ 477,105,578	477,102,000
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $4,502,390,602)		4,587,319,796
NET OTHER ASSETS (LIABILITIES) - (14.5)%		(579,520,638)
NET ASSETS - 100%		$ 4,007,799,158
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 12/1/44	$ (4,800,000)	(4,852,500)
3% 12/1/44	(24,400,000)	(24,666,875)
3% 12/1/44	(6,100,000)	(6,166,719)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 12/1/44	$ (9,000,000)	$ (9,611,015)
4.5% 12/1/44	(22,100,000)	(24,019,938)
TOTAL FANNIE MAE		(69,317,047)
Freddie Mac
3% 12/1/44	(20,000,000)	(20,214,062)
Ginnie Mae
3.5% 12/1/44	(4,600,000)	(4,832,156)
TOTAL TBA SALE COMMITMENTS (Proceeds $93,374,141)		$ (94,363,265)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Dec. 2024	$ 41,700,000	3-month LIBOR	3%	$ (1,613,334)	$ 0	$ (1,613,334)
CME	Dec. 2044	32,000,000	3-month LIBOR	3.5%	(2,744,855)	0	(2,744,855)
TOTAL INTEREST RATE SWAPS					$ (4,358,189)	$ 0	$ (4,358,189)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,650,225.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$477,102,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 477,102,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 63,076,723 shares of the Fund held by affiliated entities were redeemed for cash and investments, including accrued interest, with a value of $6,814,140,954. The Fund recognized a net gain of $86,741,967 on investments delivered through in-kind redemptions. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $4,502,115,830. Net unrealized appreciation aggregated $85,203,966, of which $95,703,567 related to appreciated investment securities and $10,499,601 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015